Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated June 17, 2024 to the
Summary Prospectuses (the “Summary Prospectuses”), each dated February 28, 2024, as supplemented, for:
Global Equity Portfolio (Advisor Class, Institutional Class, and Institutional Class Z)
International Equity Portfolio (Investor Class, Institutional Class, and Institutional Class Z)
Emerging Markets Portfolio (Advisor Class)
Institutional Emerging Markets Portfolio (Institutional Class and Institutional Class Z)
Emerging Markets ex China Portfolio (Institutional Class)
Chinese Equity Portfolio (Institutional Class)
Frontier Emerging Markets Portfolio (Investor Class, Institutional Class, and Institutional Class Z) (collectively, the “Portfolios”); and the
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2024, as supplemented
The Board of Directors of the Fund has approved a reduction in the management fee for the: Global Equity Portfolio, Institutional Emerging Markets Portfolio, Emerging Markets Portfolio, Emerging Markets ex China Portfolio, Chinese Equity Portfolio and Frontier Emerging Markets Equity Portfolio. In addition, Harding Loevner LP has contractually agreed to lower the expense caps for all classes of the Global Equity Portfolio, all classes of the International Equity Portfolio, the Advisor Class of the Emerging Markets Portfolio, and all classes of the Frontier Emerging Markets Portfolio, in each case through February 28, 2026.
In addition to the above, the Adviser has determined to lower the investment minimum for the Emerging Markets Portfolio Institutional Class Z shares from $10 million to $5 million, and the investment minimum for the Frontier Emerging Markets Portfolio Institutional Class Z shares from $5 million to $2.5 million.
The changes to the management fees, expense caps and investment minimums will become effective as of July 1, 2024.
Accordingly, effective July 1, 2024: (1) the “Portfolio Summary — Portfolio Fees and Expenses” sections of the applicable Prospectus of each Portfolio, and the corresponding sections of the Summary Prospectuses, are deleted and replaced as shown below, and (2) for those Portfolios for which investment minimums are changing (Emerging Markets Portfolio Institutional Class Z and Frontier Emerging Markets Portfolio Institutional Class Z), the “Purchase and Sale of Portfolio Shares” sections of the Institutional Class Z Prospectus, and the corresponding sections of the Summary Prospectuses for those Portfolios, are deleted and replaced as shown below.

Global Equity Portfolio
Advisor Class

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Advisor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.70%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.36%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	1.07%
1 Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
2 Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Example:
This example is intended to help you compare the cost of investing in the Advisor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Advisor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Advisor Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Advisor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$109	$340	$590	$1,306

Institutional Class

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.70%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.15%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	0.86%
1 Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
2 Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$88	$274	$477	$1,061

Institutional Class Z

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell the Portfolio’s Institutional Class Z shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.70%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.06%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	0.77%

Fee Waiver and/or Expense Reimbursement[2,3]	-0.01%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	0.76%
1 Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
2 Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
3 Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 0.75% through February 28, 2026. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2026. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class Z shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$78	$245	$427	$953

International Equity Portfolio
Investor Class

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Investor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.67%

Distribution (Rule 12b‑1) Fees	0.25%

Other Expenses	0.22%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	1.15%
1 Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
2 Expense information in this table has been restated to reflect current amounts.
Example:
This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Investor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$117	$365	$633	$1,398

Institutional Class

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.67%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.14%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	0.82%
1 Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
2 Expense information in this table has been restated to reflect current amounts.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$84	$262	$455	$1,014

Institutional Class Z

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell the Portfolio’s Institutional Class Z shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.67%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.05%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	0.73%
1 Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
2 Expense information in this table has been restated to reflect current amounts.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class Z shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$75	$233	$406	$906

Institutional Emerging Markets Portfolio
Institutional Class

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.85%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.22%

Total Annual Portfolio Operating Expenses[1]	1.07%

Fee Waiver and/or Expense Reimbursement[1,2]	-0.02%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	1.05%
1 Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
2 Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.05% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$107	$338	$588	$1,304

Institutional Class Z

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell the Portfolio’s Institutional Class Z shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.85%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.13%

Total Annual Portfolio Operating Expenses[1]	0.98%

Fee Waiver and/or Expense Reimbursement[1,2]	-0.03%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.95%
1 Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
2 Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 0.95% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class Z shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$97	$309	$539	$1,199
Purchase and Sale of Portfolio Shares
Institutional Class Z shares are only available to certain eligible investors and the minimum initial investment is $5 million. Additional purchases may be for any amount. Please see the description of eligible investors under the section called “Shareholder Information.” You may purchase, redeem (sell) or exchange shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone, or wire.

Emerging Markets Portfolio
Advisor Class

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Advisor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.85%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.28%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	1.14%
1 Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
2 Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Example:
This example is intended to help you compare the cost of investing in the Advisor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Advisor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Advisor Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Advisor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$116	$362	$628	$1,386

Emerging Markets ex China Portfolio
Institutional Class

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.85%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	2.64%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	3.50%

Fee Waiver and/or Expense Reimbursement[2,3]	-2.44%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	1.06%
1 Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
2 Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
3 Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.05% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$108	$847	$1,607	$3,612

Chinese Equity Portfolio
Institutional Class

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.85%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	2.95%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	3.81%

Fee Waiver and/or Expense Reimbursement[2,3]	-2.65%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	1.16%
1 Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
2 Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
3 Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.15% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$118	$919	$1,739	$3,875

Frontier Emerging Markets Portfolio
Investor Class

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Investor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	1.15%

Distribution (Rule 12b‑1) Fees	0.25%

Other Expenses	0.69%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	2.10%

Fee Waiver and/or Expense Reimbursement[2,3]	-0.34%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	1.76%
1 Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
2 Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
3 Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Investor Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.75% through February 28, 2026. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2026. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Investor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$179	$625	$1,098	$2,404

Institutional Class

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	1.15%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.31%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	1.47%

Fee Waiver and/or Expense Reimbursement[2,3]	-0.01%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	1.46%
1 Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
2 Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
3 Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.45% through February 28, 2026. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2026. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$149	$464	$802	$1,757

Institutional Class Z

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class Z of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	1.15%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.24%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	1.40%

Fee Waiver and/or Expense Reimbursement[2,3]	-0.14%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	1.26%
1 Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
2 Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
3 Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class Z of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.25% through February 28, 2026. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2026. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class Z shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$128	$429	$752	$1,668
Purchase and Sale of Portfolio Shares
The minimum initial investment in Institutional Class Z shares of the Portfolio is $2.5 million. Additional purchases may be for any amount. You may purchase, redeem (sell) or exchange shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone, or wire.

Investors Should Retain this Supplement for Future Reference.

Harding, Loevner Funds, Inc.

Supplement dated June 17, 2024 to the

Statement of Additional Information, dated February 28, 2024 (the “SAI”)

Disclosure Related to the Global Equity Portfolio, International Equity Portfolio, Institutional Emerging Markets Portfolio, Emerging Markets Portfolio, Emerging Markets ex China Portfolio, Chinese Equity Portfolio, and Frontier Emerging Markets Portfolio (the “Portfolios”)

The Board of Directors of the Fund has approved a reduction in the management fee for the: Global Equity Portfolio, Institutional Emerging Markets Portfolio, Emerging Markets Portfolio, Emerging Markets ex China Portfolio, Chinese Equity Portfolio and Frontier Emerging Markets Equity Portfolio. In addition, Harding Loevner LP has contractually agreed to lower the expense caps for all classes of the Global Equity Portfolio, all classes of the International Equity Portfolio, the Advisor Class of the Emerging Markets Portfolio, and all classes of the Frontier Emerging Markets Portfolio, in each case through February 28, 2026. These changes will become effective as of July 1, 2024.

Accordingly, effective July 1, 2024, the advisory fee table, the paragraph immediately preceding the expense cap table, and the expense cap table in the “Investment Adviser” section of the SAI are hereby deleted and replaced with the following:

	Advisory fee payable by Portfolio to the Adviser (as a % of average daily net assets)
	First $1 billion of assets	Next $1 billion of assets	Next $1 billion of assets	Over $3 billion of assets	Over $4 billion of assets	Over $5 billion of assets
Global Equity	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
International Equity	0.75%	0.73%	0.71%	0.69%	0.67%	0.65%
International Small Companies	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Institutional Emerging Markets	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Emerging Markets	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Frontier Emerging Markets	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Chinese Equity	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Emerging Markets ex China	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
International Developed Markets Equity	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
International Carbon Transition Equity	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%

With respect to each Portfolio set forth in the table below, Harding Loevner has contractually agreed to waive a portion of its management fees and/or reimburse the Portfolio for its other operating expenses to the extent necessary to prevent the Portfolio’s Total Annual Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses) from exceeding the fee waiver and/or expense reimbursement percentage applicable to the Portfolio. The waiver and reimbursement arrangements are expected to continue through the date set forth in the table below. The fee waiver and/or expense reimbursement percentages applicable to each Portfolio are set forth in the following table.

Portfolio	Class	Contractual Fee Waiver and/or Expense Reimbursement Percentage (based on average daily net assets)	Date
Global Equity	Institutional Class	0.85%	February 28, 2026
	Advisor Class	1.15%	February 28, 2026
	Institutional Class Z	0.75%	February 28, 2026
International Equity	Institutional Class	0.85%	February 28, 2026
	Investor Class	1.15%	February 28, 2026
	Institutional Class Z	0.75%	February 28, 2026
International Small Companies	Institutional Class	1.15%	February 28, 2025
	Investor Class	1.30%	February 28, 2025
	Institutional Class Z	1.00%	February 28, 2025
Institutional Emerging Markets	Institutional Class	1.05%	February 28, 2025
	Institutional Class Z	0.95%	February 28, 2025
Emerging Markets	Advisor Class	1.15%	February 28, 2026
Chinese Equity	Institutional Class	1.15%	February 28, 2025
Frontier Emerging Markets	Institutional Class	1.45%	February 28, 2026
	Institutional Class Z	1.25%	February 28, 2026
	Investor	1.75%	February 28, 2026
Emerging Markets ex China	Institutional Class	1.05%	February 28, 2025
International Developed Markets Equity	Institutional Class	0.80%	February 28, 2025
International Carbon Transition Equity	Institutional Class	0.80%	February 28, 2025

Investors Should Retain this Supplement for Future Reference.